Ivy Value Fund
Ivy Value Fund
Objective
To seek to provide capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 173 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 117 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Value Fund		Class A	Class B		Class C		Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	5.00%	[1]	1.00%	[1]	none	none
Redemption Fee/Exchange Fee	[2]	2.00%	2.00%		2.00%		2.00%	2.00%
[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	As a % of amount redeemed or exchanged within fewer than five days.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Value Fund		Class A	Class B	Class C	Class I	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.71%	1.42%	0.70%	0.42%	0.42%
Total Annual Fund Operating Expenses		1.66%	3.12%	2.40%	1.12%	1.37%
Fee Waiver and/or Expense Reimbursement	[1][2]	0.11%	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%	3.12%	2.40%	1.12%	1.37%
[1]	From August 1, 2011 through July 31, 2012, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month.
[2]	Through July 31, 2012, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses at 1.55% for Class A shares. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,054	1,412	2,415
Class B	715	1,263	1,735	3,090
Class C	243	748	1,280	2,736
Class I	114	356	617	1,363
Class Y	139	434	750	1,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	724	1,054	1,412	2,415
Class B	315	963	1,635	3,090
Class C	243	748	1,280	2,736
Class I	114	356	617	1,363
Class Y	139	434	750	1,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Ivy Value Fund seeks to achieve its objective by investing in the common stocks of primarily large cap companies that IICO believes are undervalued.The Fund seeks to invest in stocks that IICO believes are undervalued or those trading at a significant discount relative to the intrinsic value of the company and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund primarily invests in securities issued by large cap companies (typically, companies with market capitalizations of at least $10 billion), it may invest in securities issued by companies of any size. The Fund seeks to be diversified across economic sectors in an effort to manage risk, and to prevent excess volatility.

To identify securities for the Fund, IICO primarily utilizes fundamental, bottom-up research while considering a top-down (assess the market environment) and quantitative analysis. The intrinsic value of companies is primarily determined by IICO based on cash flow generation, but other valuation factors are also considered such as price to earnings and price to book value. IICO also considers a company's asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have a clearly identifiable catalyst that IICO believes will help the company achieve its intrinsic value.

IICO will typically sell a stock when, in IICO's opinion, it reaches an acceptable price, its fundamental factors have changed or it has performed below IICO's expectations. IICO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

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Holdings Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities.

■	Large Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.

■	Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Cornerstone Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Value Fund. For that time period, the Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Value Fund. If those expenses were reflected, performance shown below would differ.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.74% (the third quarter of 2009) and the lowest quarterly return was -18.62% (the fourth quarter of 2008). The Class A return for the year through June 30, 2011 was 4.25%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Ivy Value Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	10.85%	1.62%	2.09%
Class A Return After Taxes on Distributions	10.85%	1.28%	1.82%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.05%	1.43%	1.78%
Class B	11.94%	1.35%		3.86%	Dec. 08, 2003
Class C	16.80%	1.91%		4.17%	Dec. 08, 2003
Class I	18.23%			(0.26%)	Apr. 02, 2007
Class Y	17.96%	3.12%		5.36%	Dec. 08, 2003
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.50%	1.28%	3.25%
Lipper Large-Cap Value Funds Universe Average (net of fees and expenses)	12.96%	0.88%	2.61%